Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Schedule of information about the entity's segments

	2012
				Risk
	Banking	Insurance	Consulting	Management
	Activities	Activities	Activities	Activities	Total

Net interest income	$19,592,463	$—	$—	$—	$19,592,463
Provision for loan losses	740,000	—	—	—	740,000
Net interest income after provision for loan losses	18,852,463	—	—	—	18,852,463

Investment gains, net	1,416,032	—	—	—	1,416,032
Impairment of other asset	(1,886,080)	—	—	—	(1,886,080)
Non-interest income	5,107,436	12,000,802	7,635,322	1,869,496	26,613,056
Non-interest expenses	17,721,107	9,921,563	5,903,445	1,787,835	35,333,950
Depreciation and amortization	1,549,317	163,263	85,126	2,497	1,800,203

Income before taxes	4,219,427	1,915,976	1,646,751	79,164	7,861,318

Income tax expense	597,400	795,500	667,000	35,100	2,095,000

Net income	3,622,027	1,120,476	979,751	44,064	5,766,318

Less: net income attributable to noncontrolling interest	5,900	—	—	—	5,900

Net income attributable to Oneida Financial Corp.	$3,616,127	$1,120,476	$979,751	$44,064	$5,760,418

Total Assets	$656,728,776	$24,455,573	$8,079,227	$517,574	$689,781,150

	2011
				Risk
	Banking	Insurance	Consulting	Management
	Activities	Activities	Activities	Activities	Total

Net interest income	$19,759,719	$—	$—	$—	$19,759,719
Provision for loan losses	1,050,000	—	—	—	1,050,000
Net interest income after provision for loan losses	18,709,719	—	—	—	18,709,719

Investment gains, net	256,938	—	—	—	256,938
Non-interest income	5,232,304	11,603,209	6,482,456	1,336,360	24,654,329
Non-interest expenses	17,128,181	10,075,521	5,382,755	1,377,451	33,963,908
Depreciation and amortization	1,511,682	171,507	98,424	1,246	1,782,859

Income (loss) before taxes	5,559,098	1,356,181	1,001,277	(42,337)	7,874,219

Income tax expense (benefit)	964,600	586,000	413,000	(10,600)	1,953,000

Net income (loss)	4,594,498	770,181	588,277	(31,737)	5,921,219

Less: net income attributable to noncontrolling interest	191,838	—	—	—	191,838

Net income (loss) attributable to Oneida Financial Corp.	$4,402,660	$770,181	$588,277	$(31,737)	$5,729,381

Total Assets	$641,445,777	$22,835,569	$7,399,574	$306,400	$671,987,320

	2010
				Risk
	Banking	Insurance	Consulting	Management
	Activities	Activities	Activities	Activities	Total

Net interest income	$18,098,625	$—	$—	$—	$18,098,625
Provision for loan losses	1,650,000	—	—	—	1,650,000
Net interest income after provision for loan losses	16,448,625	—	—	—	16,448,625

Investment (losses), net	(797,571)	—	—	—	(797,571)
Non-interest income	5,389,562	10,515,421	5,936,999	1,046,328	22,888,310
Non-interest expenses	16,380,671	9,428,009	4,729,998	1,086,395	31,625,073
Depreciation and amortization	1,685,384	169,131	125,486	1,964	1,981,965

Income (loss) before taxes	2,974,561	918,281	1,081,515	(42,031)	4,932,326

Income tax expense (benefit)	78,800	404,000	447,000	(15,600)	914,200

Net income (loss)	2,895,761	514,281	634,515	(26,431)	4,018,126

Less: net income attributable to noncontrolling interest	257,438	—	—	—	257,438

Net income (loss) attributable to Oneida Financial Corp.	$2,638,323	$514,281	$634,515	$(26,431)	$3,760,688

Total Assets	$643,116,251	$20,184,212	$5,509,696	$150,903	$668,961,062

Schedule of reconciliation of the Company's reported segment assets to consolidated assets
Assets	2012	2011

Total assets for reportable segments	$689,781,150	$671,987,320
Elimination of intercompany cash balances	(8,389,712)	(8,274,741)

Consolidated total	$681,391,438	$663,712,579